Tax payable	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Tax payable

12. Tax payable

The Group’s subsidiaries, VIE and subsidiaries of VIE incorporated in China are subject to 6% VAT for services rendered.

The following is a summary of tax payable as of December 31, 2024 and 2025:

	December 31, 2024	December 31, 2025
	RMB	RMB
VAT payables	11,355	22,177
Individual income tax payables	552	440
Construction tax payables	40	15
Educational development payables	29	11
Others	35	14
Total	12,011	22,657